Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund
Touchstone Capital Growth Fund

November 6, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Capital Growth Fund

Supplement to the Prospectus dated October 30, 2013

The performance table in the section entitled, “The Fund's Performance” of the prospectus of the Touchstone Capital Growth Fund has been revised to add performance information for the Russell 1000® Growth Index.

Accordingly, the performance table is revised as follows:

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns Touchstone Capital Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Return Before Taxes	16.00%	(1.13%)	6.46%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	15.98%	(1.18%)	6.43%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.44%	(0.98%)	5.67%
Class A	Return Before Taxes	9.11%	(2.55%)	5.55%
Class C	Return Before Taxes	15.49%	(1.83%)	5.55%
Institutional	Return Before Taxes	16.11%	(0.97%)	6.55%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%